Statutory Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Financial Information (Textual) [Abstract]
Deferred tax asset, subsidiaries	$ 10	$ 10
State of Ohio insurance laws description	The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders' surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.
Dividend distributions made for the period	12 months
Statutory basis policyholders surplus	10.00%
Cash dividend paid	0	0	40
NLIC paid dividend	441
Subsidiaries [Member]
Statutory Financial Information (Textual) [Abstract]
Change in deferred tax valuation	$ 66	$ 66